Corporate information - Coronavirus pandemic (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate information
Growth rate	22.00%
Additional provision for impairment of long-lived assets	R$ 0
Rent concessions	R$ 210	R$ 2,046